File No. 33-84546

						Filed Pursuant to Rule 497(e) under
						the Securities Act of 1933


							August 8, 2012


     SUPPLEMENT TO THE MAY 1, 2012 STATEMENT OF ADDITIONAL INFORMATION FOR
                        PIONEER VARIABLE CONTRACTS TRUST

                    PIONEER FUNDAMENTAL VALUE VCT PORTFOLIO
                 (FORMERLY, PIONEER CULLEN VALUE VCT PORTFOLIO)

     Effective June 30, 2012, the fund was renamed Pioneer Fundamental Value VCT Portfolio. On August 1, 2012, Pioneer Investment Management, Inc. ("Pioneer") assumed direct responsibility for the day-to-day management of the portfolio.

     The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. The table below indicates, for the portfolio managers of the portfolio, information about the accounts other than the portfolio over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of June 30, 2012. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts, but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                                                                                             NUMBER OF
                                                                                              ACCOUNTS        ASSETS
                                                                                              MANAGED         MANAGED
                                                                                             FOR WHICH       FOR WHICH
                                                                                              ADVISORY        ADVISORY
NAME OF                                                        NUMBER OF                       FEE IS         FEE IS
PORTFOLIO                                                      ACCOUNTS    TOTAL ASSETS     PERFORMANCE-    PERFORMANCE-
MANAGER                           TYPE OF ACCOUNT               MANAGED       MANAGED          BASED           BASED
----------------------  -------------------------------------  ----------  ---------------  -------------  --------------
Edward T. Shadek, Jr.   Other Registered Investment Companies      2       $5,193,714,000       1          $1,354,499,000
                        Other Pooled Investment Vehicles           0       $            0      N/A                    N/A
                        Other Accounts                             0       $            0      N/A                    N/A
John Peckham            Other Registered Investment Companies      4       $5,298,010,000       1          $1,354,499,000
                        Other Pooled Investment Vehicles           2       $2,379,134,000       2          $2,379,134,000
                        Other Accounts                             0       $            0      N/A                    N/A

     The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

     SHARE OWNERSHIP BY PORTFOLIO MANAGERS. The following table indicates as of June 30, 2012 the value, within the indicated range, of shares beneficially owned by the portfolio managers of the portfolio.

NAME OF PORTFOLIO MANAGER     BENEFICIAL OWNERSHIP OF THE PORTFOLIO*
--------------------------    ---------------------------------------
Edward T. Shadek, Jr.         A
John Peckham                  A

*   Key to Dollar Ranges
A.  None
B.  $1 - $10,000
C.  $10,001 - $50,000
D.  $50,001 - $100,000
E.  $100,001 - $500,000
F.  $500,001 - $1,000,000
G.  Over $1,000,000

                PIONEER IBBOTSON GROWTH ALLOCATION VCT PORTFOLIO
               PIONEER IBBOTSON MODERATE ALLOCATION VCT PORTFOLIO

     Effective July 1, 2012, the following replaces the corresponding paragraphs and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. The table below indicates, for the portfolio managers of the portfolio, information about the accounts other than the portfolio over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of June 30, 2012, for Paul Arnold and December 31, 2011 for Scott Wentsel and Brian Huckstep. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts, but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

PIONEER IBBOTSON GROWTH ALLOCATION VCT PORTFOLIO

                                                                                         NUMBER OF
                                                                                          ACCOUNTS           ASSETS
                                                                                          MANAGED            MANAGED
                                                                                         FOR WHICH          FOR WHICH
                                                                                          ADVISORY          ADVISORY
NAME OF                                                  NUMBER OF                         FEE IS            FEE IS
PORTFOLIO                                                ACCOUNTS      TOTAL ASSETS       PERFORMANCE-    PERFORMANCE-
MANAGER                     TYPE OF ACCOUNT               MANAGED         MANAGED           BASED            BASED
---------------  --------------------------------------  -----------   ---------------  ---------------   ------------
Paul Arnold      Other Registered Investment Companies       0         $             0        N/A             N/A
                 Other Pooled Investment Vehicles            0         $             0        N/A             N/A
                 Other Accounts                              0         $             0        N/A             N/A
Scott Wentsel    Other Registered Investment Companies       22        $ 6,167,286,000        N/A             N/A
                 Other Pooled Investment Vehicles            0         $             0        N/A             N/A
                 Other Accounts                             154        $42,406,611,000        N/A             N/A
Brian Huckstep   Other Registered Investment Companies       9         $ 1,000,857,000        N/A             N/A
                 Other Pooled Investment Vehicles            0         $             0        N/A             N/A
                 Other Accounts                              31        $   625,217,000        N/A             N/A

PIONEER IBBOTSON MODERATE ALLOCATION VCT PORTFOLIO

                                                                                       NUMBER OF
                                                                                        ACCOUNTS         ASSETS
                                                                                        MANAGED          MANAGED
                                                                                       FOR WHICH        FOR WHICH
                                                                                        ADVISORY         ADVISORY
NAME OF                                                  NUMBER OF                       FEE IS           FEE IS
PORTFOLIO                                                ACCOUNTS     TOTAL ASSETS     PERFORMANCE-     PERFORMANCE-
MANAGER                      TYPE OF ACCOUNT              MANAGED       MANAGED          BASED             BASED
---------------  --------------------------------------  ---------   ---------------  ---------------  -------------
Paul Arnold      Other Registered Investment Companies       0   $             0            N/A            N/A
                 Other Pooled Investment Vehicles            0   $             0            N/A            N/A
                 Other Accounts                              0   $             0            N/A            N/A
Scott Wentsel    Other Registered Investment Companies       22  $ 6,085,807,000            N/A            N/A
                 Other Pooled Investment Vehicles            0   $             0            N/A            N/A
                 Other Accounts                             154  $42,406,611,000            N/A            N/A
Brian Huckstep   Other Registered Investment Companies       9   $   919,378,000            N/A            N/A
                 Other Pooled Investment Vehicles            0   $             0            N/A            N/A
                 Other Accounts                              31  $   625,217,000            N/A            N/A

      The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

      SHARE OWNERSHIP BY PORTFOLIO MANAGERS. The following table indicates as of June 30, 2012 for Paul Arnold and December 31, 2011 for Scott Wentsel and Brian Huckstep the value, within the indicated range, of shares beneficially owned by the portfolio managers of the portfolios.

NAME OF PORTFOLIO MANAGER    BENEFICIAL OWNERSHIP OF THE PORTFOLIO*
--------------------------   ---------------------------------------
Paul Arnold                  A
Scott Wentsel                A
Brian Huckstep               A

*   Key to Dollar Ranges
A.  None
B.  $1 - $10,000
C.  $10,001 - $50,000
D.  $50,001 - $100,000
E.  $100,001 - $500,000
F.  $500,001 - $1,000,000
G.  Over $1,000,000

                                                                  25889-00-0812
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC